Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Undiscovered Managers Funds
Entity Central Index Key	0001047712
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000011784 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class A Shares
Trading Symbol	UBVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class A Shares)	$127	1.24%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund's Class A Shares, without a sales charge, returned 5.14% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection and average underweight in the information technology sector, and security selection in the materials and real estate sectors detracted from performance relative to the Index.
  The Fund’s security selection and average underweight in the energy sector, and security selection in the utilities and financials sectors contributed to performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweights compared to the Index were in the industrials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and real estate sectors.
  The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc., looked for stocks that it believed were mispriced based on behavioral biases. The sub-adviser generally utilizes a three-pronged approach that includes: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market over-reaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class A Shares)	June 4, 2004	(0.38)%	17.01%	7.94%
Undiscovered Managers Behavioral Value Fund (Class A Shares) - excluding sales charge		5.14	18.28	8.53
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72

Performance Inception Date	Jun. 04, 2004
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,543,366,000
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 70,227,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,543,366
Total number of portfolio holdings	98
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$70,227

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective April 1, 2025, Class A Shares of the Fund were publicly offered on a limited basis. Investors are not be eligible to purchase Class A Shares of the Fund unless they meet certain requirements as described in the Fund's prospectus.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000011786 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class C Shares
Trading Symbol	UBVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class C Shares)	$178	1.74%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund's Class C Shares, without a sales charge, returned 4.62% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection and average underweight in the information technology sector, and security selection in the materials and real estate sectors detracted from performance relative to the Index.
  The Fund’s security selection and average underweight in the energy sector, and security selection in the utilities and financials sectors contributed to performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweights compared to the Index were in the industrials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and real estate sectors.
  The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc., looked for stocks that it believed were mispriced based on behavioral biases. The sub-adviser generally utilizes a three-pronged approach that includes: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market over-reaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class C Shares)	June 4, 2004	3.62%	17.69%	8.09%
Undiscovered Managers Behavioral Value Fund (Class C Shares) - excluding sales charge		4.62	17.69	8.09
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72

Performance Inception Date	Jun. 04, 2004
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,543,366,000
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 70,227,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,543,366
Total number of portfolio holdings	98
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$70,227

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective April 1, 2025, Class C Shares of the Fund were publicly offered on a limited basis. Investors are not be eligible to purchase Class C Shares of the Fund unless they meet certain requirements as described in the Fund's prospectus.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000126246 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class I Shares
Trading Symbol	UBVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class I Shares)	$101	0.99%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund's Class I Shares returned 5.41% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection and average underweight in the information technology sector, and security selection in the materials and real estate sectors detracted from performance relative to the Index.
  The Fund’s security selection and average underweight in the energy sector, and security selection in the utilities and financials sectors contributed to performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweights compared to the Index were in the industrials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and real estate sectors.
  The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc., looked for stocks that it believed were mispriced based on behavioral biases. The sub-adviser generally utilizes a three-pronged approach that includes: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market over-reaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class I Shares)	April 30, 2013	5.41%	18.58%	8.80%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72

Performance Inception Date	Apr. 30, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,543,366,000
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 70,227,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,543,366
Total number of portfolio holdings	98
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$70,227

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective April 1, 2025, Class I Shares of the Fund were publicly offered on a limited basis. Investors are not be eligible to purchase Class I Shares of the Fund unless they meet certain requirements as described in the Fund's prospectus.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000011783 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class L Shares
Trading Symbol	UBVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class L Shares)	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund's Class L Shares returned 5.49% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection and average underweight in the information technology sector, and security selection in the materials and real estate sectors detracted from performance relative to the Index.
  The Fund’s security selection and average underweight in the energy sector, and security selection in the utilities and financials sectors contributed to performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweights compared to the Index were in the industrials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and real estate sectors.
  The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc., looked for stocks that it believed were mispriced based on behavioral biases. The sub-adviser generally utilizes a three-pronged approach that includes: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market over-reaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class L Shares)	December 28, 1998	5.49%	18.70%	8.94%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72

Performance Inception Date	Dec. 28, 1998
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,543,366,000
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 70,227,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,543,366
Total number of portfolio holdings	98
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$70,227

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000126247 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class R2 Shares
Trading Symbol	UBVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class R2 Shares)	$158	1.55%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund's Class R2 Shares returned 4.81% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection and average underweight in the information technology sector, and security selection in the materials and real estate sectors detracted from performance relative to the Index.
  The Fund’s security selection and average underweight in the energy sector, and security selection in the utilities and financials sectors contributed to performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweights compared to the Index were in the industrials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and real estate sectors.
  The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc., looked for stocks that it believed were mispriced based on behavioral biases. The sub-adviser generally utilizes a three-pronged approach that includes: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market over-reaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class R2 Shares)	April 30, 2013	4.81%	17.93%	8.23%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72

Performance Inception Date	Apr. 30, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,543,366,000
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 70,227,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,543,366
Total number of portfolio holdings	98
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$70,227

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective April 1, 2025, Class R2 Shares of the Fund were publicly offered on a limited basis. Investors are not be eligible to purchase Class R2 Shares of the Fund unless they meet certain requirements as described in the Fund's prospectus.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000177423 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class R3 Shares
Trading Symbol	UBVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class R3 Shares)	$133	1.30%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund's Class R3 Shares returned 5.09% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection and average underweight in the information technology sector, and security selection in the materials and real estate sectors detracted from performance relative to the Index.
  The Fund’s security selection and average underweight in the energy sector, and security selection in the utilities and financials sectors contributed to performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweights compared to the Index were in the industrials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and real estate sectors.
  The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc., looked for stocks that it believed were mispriced based on behavioral biases. The sub-adviser generally utilizes a three-pronged approach that includes: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market over-reaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class R3 Shares)	March 1, 2017	5.09%	18.23%	8.50%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72

Performance Inception Date	Mar. 01, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,543,366,000
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 70,227,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,543,366
Total number of portfolio holdings	98
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$70,227

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective April 1, 2025, Class R3 Shares of the Fund were publicly offered on a limited basis. Investors are not be eligible to purchase Class R3 Shares of the Fund unless they meet certain requirements as described in the Fund's prospectus.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000177424 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class R4 Shares
Trading Symbol	UBVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class R4 Shares)	$107	1.05%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund's Class R4 Shares returned 5.35% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection and average underweight in the information technology sector, and security selection in the materials and real estate sectors detracted from performance relative to the Index.
  The Fund’s security selection and average underweight in the energy sector, and security selection in the utilities and financials sectors contributed to performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweights compared to the Index were in the industrials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and real estate sectors.
  The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc., looked for stocks that it believed were mispriced based on behavioral biases. The sub-adviser generally utilizes a three-pronged approach that includes: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market over-reaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class R4 Shares)	March 1, 2017	5.35%	18.52%	8.77%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72

Performance Inception Date	Mar. 01, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,543,366,000
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 70,227,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,543,366
Total number of portfolio holdings	98
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$70,227

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective April 1, 2025, Class R4 Shares of the Fund were publicly offered on a limited basis. Investors are not be eligible to purchase Class R4 Shares of the Fund unless they meet certain requirements as described in the Fund's prospectus.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000177425 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class R5 Shares
Trading Symbol	UBVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class R5 Shares)	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund's Class R5 Shares returned 5.51% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection and average underweight in the information technology sector, and security selection in the materials and real estate sectors detracted from performance relative to the Index.
  The Fund’s security selection and average underweight in the energy sector, and security selection in the utilities and financials sectors contributed to performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweights compared to the Index were in the industrials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and real estate sectors.
  The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc., looked for stocks that it believed were mispriced based on behavioral biases. The sub-adviser generally utilizes a three-pronged approach that includes: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market over-reaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class R5 Shares)	March 1, 2017	5.51%	18.70%	8.94%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72

Performance Inception Date	Mar. 01, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,543,366,000
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 70,227,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,543,366
Total number of portfolio holdings	98
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$70,227

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective April 1, 2025, Class R5 Shares of the Fund were publicly offered on a limited basis. Investors are not be eligible to purchase Class R5 Shares of the Fund unless they meet certain requirements as described in the Fund's prospectus.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000126248 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class R6 Shares
Trading Symbol	UBVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class R6 Shares)	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund's Class R6 Shares returned 5.61% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection and average underweight in the information technology sector, and security selection in the materials and real estate sectors detracted from performance relative to the Index.
  The Fund’s security selection and average underweight in the energy sector, and security selection in the utilities and financials sectors contributed to performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweights compared to the Index were in the industrials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and real estate sectors.
  The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc., looked for stocks that it believed were mispriced based on behavioral biases. The sub-adviser generally utilizes a three-pronged approach that includes: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market over-reaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class R6 Shares)	April 30, 2013	5.61%	18.82%	9.05%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72

Performance Inception Date	Apr. 30, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,543,366,000
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 70,227,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,543,366
Total number of portfolio holdings	98
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$70,227

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective April 1, 2025, Class R6 Shares of the Fund were publicly offered on a limited basis. Investors are not be eligible to purchase Class R6 Shares of the Fund unless they meet certain requirements as described in the Fund's prospectus.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments